Share-based Compensation (Details) ¥ / shares in Units, ¥ in Thousands			12 Months Ended
	Mar. 09, 2022 shares	Mar. 12, 2012 $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Mar. 12, 2012 ¥ / shares
Share-based Compensation (Details) [Line Items]
Shares exercised
Option forfeited
Supplemental agreements, description				the Group entered into supplemental agreements with all remaining Participants to cancel the 521 Plan. In accordance with the supplemental agreements, all the relevant original contractual agreements were terminated and lapsed and upon which, the 521 Plan Employee Companies returned a total of 280,000,000 subscribed ordinary shares to the Group, and as a condition, the Group refunded all share rights deposits amounting RMB250,312 back to the Participants, and terminated the Participants’ obligation to repay the Group the non-recourse loan principal and accumulated interest. By the end of 2020, the transaction was completed and the returned shares were all cancelled.	the Group entered into supplemental agreements with all remaining Participants to cancel the 521 Plan. In accordance with the supplemental agreements, all the relevant original contractual agreements were terminated and lapsed and upon which, the 521 Plan Employee Companies returned a total of 280,000,000 subscribed ordinary shares to the Group, and as a condition, the Group refunded all share rights deposits amounting RMB250,312 back to the Participants, and terminated the Participants’ obligation to repay the Group the non-recourse loan principal and accumulated interest. By the end of 2020, the transaction was completed and the returned shares were all cancelled.
2012 Option G [Member]
Share-based Compensation (Details) [Line Items]
Share-based compensation expenses | $
Option forfeited						5,703
521 Plan [Member]
Share-based Compensation (Details) [Line Items]
Share-based compensation expenses | ¥						¥ 393
Termination of employment or agency contract			Upon a modification of the settlement terms of the 521 Plan from cash settlement to net share settlement of vested ADS options in November 2019, the Group will settle the vested ADS option with shares of the Group at a value equal to the excess of the settlement date fair value of the ADS over the loan principal plus interest.
Reversed stock option (in Yuan Renminbi) | ¥				¥ 393
Forecast [Member]
Share-based Compensation (Details) [Line Items]
Shares exercised	400,000
Directors And Employees [Member] | 2012 Option G [Member]
Share-based Compensation (Details) [Line Items]
Options to purchase ordinary shares		92,845,000
Description of option grantees		Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a five-year service period from 2012 to 2016. The expiration date of the 2012 Options is March 12, 2022.
Exercise price of options | (per share)		$ 0.3					¥ 1.9
Intrinsic value of per ordinary share | (per share)		$ 0.04					0.26
Options granted		3,200,000
Two Independent Directors [Member] | 2012 Option G [Member]
Share-based Compensation (Details) [Line Items]
Exercise price of options | (per share)		$ 0.31					1.98
Intrinsic value of per ordinary share | (per share)		0.03					0.17
Exercise price for option G later modified | (per share)		$ 0.001					¥ 0.006